Goodwill (Details) - Schedule of goodwill balances of Group’s companies - MXN ($) $ in Thousands	12 Months Ended		23 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 03, 2021
Goodwill (Details) - Schedule of goodwill balances of Group’s companies [Line Items]
Total of Goodwill	$ 1,599,718	$ 371,075	$ 348,441
Betterware [Member]
Goodwill (Details) - Schedule of goodwill balances of Group’s companies [Line Items]
Total of Goodwill	348,441	348,441	348,441
JAFRA [Member]
Goodwill (Details) - Schedule of goodwill balances of Group’s companies [Line Items]
Total of Goodwill	1,250,132
Finayo [Member]
Goodwill (Details) - Schedule of goodwill balances of Group’s companies [Line Items]
Total of Goodwill	1,145
GurúComm [Member]
Goodwill (Details) - Schedule of goodwill balances of Group’s companies [Line Items]
Total of Goodwill		17,372
Innova Catálogos [Member]
Goodwill (Details) - Schedule of goodwill balances of Group’s companies [Line Items]
Total of Goodwill		$ 5,262